UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                ------------------

Check here if Amendment [X ]: Amendment Number:           1
                                               -----------------------

         This Amendment (Check only one):   |  | is a restatement
                                            |X | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      Level 6, 29 The High Street
              St Peter Port
              GYI 2JX, Guernsey

Form 13F File Number: 028-11935
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Olver
Title:          Group Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                     London, UK           March 30, 2011
-------------------------------     ----------------------     --------------
        [Signature]                      [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                            1
                                                          -------------------

Form 13F Information Table Value Total:                        $11,920
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                               Quarter Ended December 31, 2010


------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                         -------   --------  ---   ----  ----------  --------  ---------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
NXP SEMICONDUCTORS N V            COM        N6596X109   11,920    569,541   SH           SOLE                 569,541

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